UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment   [_]; Amendment Number: ___________

This Amendment (Check only one): [_]    is a restatement.
                                 [_]    adds new entries.

Institutional Investment Manager Filing this Report:

Name:    RA Capital Management, LLC
         -------------------------------------
Address: 20 Park Plaza, Suite 905
         -------------------------------------
         Boston, MA 02116
         -------------------------------------

Form 13F File Number: 28-12884
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Kolchinsky
         -------------------------------------
Title:   Manager
         -------------------------------------
Phone:   (617) 778-2500
         -------------------------------------
Signature, Place, and Date of Signing


   /s/ Peter Kolchinsky             Boston, MA                 May 16, 2011
--------------------------   --------------------------   ----------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           -----------------

Form 13F Information Tabel Entry Total:    27
                                           -----------------

Form 13F Information Table Value Total:    151,197
                                           -----------------
                                           (thousands)
List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8
---------------------------   ------------  -----------  -------- ----------------------  ----------  -------- ---------------------
                                  TITLE OF                VALUE     SHRS OR   SH/   PUT/  INVESTMENT   OTHER     VOTING   AUTHORITY
      NAME OF ISSUER               CLASS       CUSIP     (x$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE/   SHARED/NONE
------------------------------------------------------------------------------------------------------------------------------------
ACADIA PHARMACEUTICALS INC        COM        004225 10 8    8,381  5,173,708    SH            SOLE        N/A   5,173,708
ADVENTRX PHARMACEUTICALS INC    COM NEW      00764X 20 2    4,967  2,365,000    SH            SOLE        N/A   2,365,000
AFFYMAX INC                       COM        00826A 10 9    9,814  1,671,908    SH            SOLE        N/A   1,671,908
ALEXION PHARMACEUTICALS INC       COM        015351 10 9    9,972    101,050    SH            SOLE        N/A     101,050
ARQULE INC                        COM        04269E 10 7      814    114,074    SH            SOLE        N/A     114,074
ARTHROCARE CORP                   COM        043136 10 0    9,679    290,319    SH            SOLE        N/A     290,319
BIOSPECIFICS TECHNOLOGIES CO      COM        090931 10 6    5,976    234,362    SH            SOLE        N/A     234,362
COLUMBIA LABS INC                 COM        197779 10 1    4,057  1,076,116    SH            SOLE        N/A   1,076,116
DERMA SCIENCES INC            COM PAR $.01   249827 50 2      436     44,940    SH            SOLE        N/A      44,940
DISCOVERY LABORATORIES INC N    COM NEW      254668 40 3    1,064    575,000    SH            SOLE        N/A     575,000
DYNAVAX TECHNOLOGIES CORP         COM        268158 10 2    6,047  2,191,071    SH            SOLE        N/A   2,191,071
ENDOCYTE INC                      COM        29269A 10 2    2,049    239,100    SH            SOLE        N/A     239,100
ENZO BIOCHEM INC                  COM        294100 10 2      787    187,900    SH            SOLE        N/A     187,900
GILEAD SCIENCES INC               COM        375558 10 3    8,069    190,000    SH            SOLE        N/A     190,000
INHIBITEX INC                     COM        45719T 10 3    1,090    301,200    SH            SOLE        N/A     301,200
JAZZ PHARMACEUTICALS INC          COM        472147 10 7    6,861    215,424    SH            SOLE        N/A     215,424
MAXYGEN INC                       COM        577776 10 7      926    178,015    SH            SOLE        N/A     178,015
ONCOGENEX PHARMACEUTICALS IN      COM        68230A 10 6    8,082    528,255    SH            SOLE        N/A     528,255
ONCOTHYREON INC                   COM        682324 10 8      916    236,739    SH            SOLE        N/A     236,739
OPKO HEALTH INC                   COM        68375N 10 3      560    150,000    SH            SOLE        N/A     150,000
PHARMASSET INC                    COM        71715N 10 6   11,630    147,761    SH            SOLE        N/A     147,761
REPLIGEN CORP                     COM        759916 10 9    3,328    889,741    SH            SOLE        N/A     889,741
SEQUENOM INC                    COM NEW      817337 40 5   15,615  2,462,879    SH            SOLE        N/A    2,462,879
TARGACEPT INC                     COM        87611R 30 6   10,714    402,938    SH            SOLE        N/A     402,938
TENGION INC                       COM        88034G 10 9    2,640  1,060,070    SH            SOLE        N/A   1,060,070
UNITED THERAPEUTICS CORP DEL      COM        91307C 10 2    6,906    103,050    SH            SOLE        N/A     211,500
VALEANT PHARMACEUTICALS INTL      COM        91911K 10 2   10,535    211,500    SH            SOLE        N/A     211,500